Retirement benefits (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Disclosure of fair value of plan assets [line items]
Surplus in plan	£ 3,400	£ 3,500
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Pension defined benefit plans | United Kingdom
Disclosure of fair value of plan assets [line items]
Surplus in plan	£ 3,500	£ 3,600
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Pension defined benefit plans | United Kingdom | Deficit contributions valuation recovery plan 2022
Disclosure of fair value of plan assets [line items]
Surplus in plan			£ 2,020
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Pension defined benefit plans | United Kingdom | Deficit contributions valuation recovery plan 2019
Disclosure of fair value of plan assets [line items]
Surplus in plan				£ 1,970